Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	4.99367%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,124,661.03

Principal:
Principal Collections	$12,922,944.74
Prepayments in Full	$5,544,048.49
Liquidation Proceeds	$198,231.56
Recoveries	$159,472.17
Sub Total	$18,824,696.96
Collections	$19,949,357.99

Purchase Amounts:
Purchase Amounts Related to Principal	$228,809.46
Purchase Amounts Related to Interest	$970.23
Sub Total	$229,779.69

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,179,137.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	36
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,179,137.68
Servicing Fee	$252,314.53	$252,314.53	$0.00	$0.00	$19,926,823.15
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,926,823.15
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,926,823.15
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,926,823.15
Interest - Class A-3 Notes	$482,647.04	$482,647.04	$0.00	$0.00	$19,444,176.11
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$19,112,926.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,112,926.11
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$18,916,184.11
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,916,184.11
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$18,774,602.44
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,774,602.44
Regular Principal Payment	$16,954,577.59	$16,954,577.59	$0.00	$0.00	$1,820,024.85
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,820,024.85
Residual Released to Depositor	$0.00	$1,820,024.85	$0.00	$0.00	$0.00
Total		$20,179,137.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,954,577.59
Total					$16,954,577.59

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,954,577.59	$36.83	$482,647.04	$1.05	$17,437,224.63	$37.88
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$16,954,577.59	$12.89	$1,152,220.71	$0.88	$18,106,798.30	$13.77

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$109,900,654.96	0.2387380	$92,946,077.37	0.2019075
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$250,680,654.96	0.1905187	$233,726,077.37	0.1776331

Pool Information
Weighted Average APR	4.450%	4.479%
Weighted Average Remaining Term	28.65	27.97
Number of Receivables Outstanding	18,184	17,393
Pool Balance	$302,777,437.75	$283,683,658.68
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$277,590,733.40	$260,349,749.12
Pool Factor	0.2057917	0.1928141

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$23,333,909.56
Targeted Overcollateralization Amount	$49,957,581.31
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$49,957,581.31

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		67	$199,744.82
(Recoveries)		90	$159,472.17
Net Loss for Current Collection Period			$40,272.65
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1596%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9320%
Second Prior Collection Period			0.4875%
Prior Collection Period			0.3686%
Current Collection Period			0.1648%
Four Month Average (Current and Prior Three Collection Periods)			0.4882%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,426	$12,727,552.58
(Cumulative Recoveries)			$2,560,193.62
Cumulative Net Loss for All Collection Periods			$10,167,358.96
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6911%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,246.31
Average Net Loss for Receivables that have experienced a Realized Loss			$4,191.00

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.90%	202	$5,388,060.04
61-90 Days Delinquent	0.26%	30	$740,919.89
91-120 Days Delinquent	0.08%	10	$231,237.18
Over 120 Days Delinquent	0.35%	36	$992,245.34
Total Delinquent Receivables	2.59%	278	$7,352,462.45

Repossession Inventory:
Repossessed in the Current Collection Period		13	$388,364.24
Total Repossessed Inventory		24	$729,832.11

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4206%
Prior Collection Period			0.4179%
Current Collection Period			0.4370%
Three Month Average			0.4252%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6925%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	36

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	65	$1,628,079.91
2 Months Extended	108	$2,950,065.85
3+ Months Extended	23	$598,605.57

Total Receivables Extended	196	$5,176,751.33
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer